Summary of Significant Accounting Policies (Details) - Schedule of total provision (benefit) for income taxes - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of total provision (benefit) for income taxes [Abstract]
Current Expense			$ 297,748	$ 788,018
Deferred Expense			(422,225)	(125,871)
Change in Valuation Allowance			422,225	125,871
Total Income Tax Expense	$ 1,827	$ 7	$ 297,748	$ 788,018